Leases - Schedule Of Amounts Recognised In The Consolidated Income Statement Explanatory (Detail) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of amounts recognised in the consolidated income statement [Abstract]
Selling gain/(loss) for finance leases	€ 1	€ (1)	€ 5	€ 0
Finance income on the net investment in finance leases		€ 1	€ 0	€ 0